Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2021
Common Stock - 92.8%	Shares	Fair Value
Accident & Health Insurance - 2.4%
Unum Group	175,000	$4,795,000

Advertising, Public Relations, and Related Services - 3.5%
Omnicom Group, Inc. (b)	95,000	6,917,900

Crude Petroleum - 2.3%
EOG Resources, Inc.	63,600	4,633,896

Depository Credit Intermediation - 2.3%
KeyCorp (a)	230,000	4,521,800

Drugs and Druggists' Sundries Merchant Wholesalers - 5.0%
Cardinal Health, Inc. (a)	168,000	9,975,840

Eating Places - 3.8%
Cracker Barrel Old Country Store, Inc.	55,000	7,489,900

Electronics and Appliance Stores - 4.4%
Best Buy Co, Inc. (c)	79,000	8,875,650

Fire, Marine & Casualty Insurance - 1.8%
The Allstate Corp. (a)	27,000	3,511,350

Hotels & Motels - 2.3%
Wynn Resorts Ltd. (b)(e)	47,500	4,670,675

Insurance Carriers - 1.6%
First American Financial Corp. (b)	49,000	3,298,190

Investing - 3.3%
Main Street Capital Corp. - Class C (a)	160,000	6,579,200

Machinery, Equipment, and Supplies Merchant Wholesalers - 3.6%
MSC Industrial Direct Co, Inc. - Class A	80,300	7,160,351

Motor Vehicles - 2.8%
Ford Motor Co. (b)(e)	399,100	5,567,445

National Commercial Banks - 2.7%
Citigroup, Inc. (a)	81,000	5,477,220

Natural Gas Transmission - 4.5%
DT Midstream, Inc. (e)	75,000	3,180,000
National Grid Plc ADR (a)(c)	90,000	5,788,800
		8,968,800

Oil and Gas Extraction - 3.3%
Canadian Natural Resources Ltd. ADR (a)(c)	198,000	6,537,960

Personal Credit Institutions - 3.1%
OneMain Holdings, Inc.	100,000	6,100,000

Petroleum Refining - 10.3%
BP Plc ADR (a)	370,000	8,946,600
Suncor Energy, Inc. ADR (c)	255,000	5,005,650
TOTAL SE ADR (b)	152,000	6,631,760
		20,584,010

Pipeline Transportation of Natural Gas - 4.3%
TC Energy Corp. ADR (a)	175,000	8,527,750

Radiotelephone Communications - 2.0%
Vodafone Group Plc ADR (a)(c)	240,000	3,919,200

Residential Building Construction - 3.4%
MDC Holdings, Inc.	127,920	6,820,694

Retail - Variety Stores - 2.1%
Ollie's Bargain Outlet Holdings, Inc. (e)	45,000	4,189,500

Security Brokers, Dealers, and Flotation Companies - 2.5%
Jefferies Financial Group, Inc.	150,000	4,978,500

State Commerciall Banks - 3.3%
Citizens Financial Group, Inc. (a)	158,500	6,682,360

Surety Insurance - 2.5%
Old Republic International Corp.	200,000	4,932,000

Telephone Communications (No Radiotelephone) - 2.1%
AT&T, Inc. (a)	150,000	4,207,500

Tobacco Manufacturing - 7.6%
Altria Group, Inc. (a)(b)	200,000	9,608,000
Philip Morris International, Inc. (a)	55,000	5,504,950
		15,112,950

Total Common Stock (Cost $176,691,728)		185,035,641

Master Limited Partnership - 15.5%	Shares	Fair Value
Investment Advice - 4.8%
AllianceBernstein Holding LP (a)	200,000	9,654,000

Natural Gas Transmission - 10.7%
Energy Transfer LP (b)	918,000	9,051,480
Enterprise Products Partners LP (b)	260,000	5,868,200
MPLX LP (a)	224,000	6,357,120
		21,276,800

Total Master Limited Partnership (Cost $22,898,640)		30,930,800

Real Estate Investment Trusts (REITs) - 15.2%	Shares	Fair Value
Brandywine Realty Trust (a)	725,000	10,121,000
Highwoods Properties, Inc. (a)	225,000	10,730,250
Lamar Advertising Co. - Class A	33,000	3,517,800
Sabra Health Care REIT, Inc.	325,000	6,041,750
Total Real Estate Investment Trusts (REITs) (Cost $27,523,794)		30,410,800

Short-Term Investments: 1.5%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (d)	3,035,882	3,035,882
Total Short-Term Investments (Cost $3,035,882)		3,035,882

Investments Purchased with Proceeds from Securities Lending: 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	6,934,025	6,934,025
Total Investments Purchased with Proceeds from Securities Lending (Cost 6,934,025)		6,934,025

Total Investments - 128.5% (cost $237,084,070)		256,347,148
Total Value of Options Written (Premiums received $354,259) - (0.1%)		(166,428)
Other Assets and Liabilities - (28.4)%		(56,678,575)
Total Net Assets Applicable to Common Stockholders - 100.0%		$199,502,145

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement.
As of July 31, 2021, the total value of securities pledged as collateral for the Special Custody Account Agreement was $102,302,623.
(b)	All or a portion of the security represents collateral for written options. The value of the securities segragated as collateral for written optoins is 34,524,740, which is 17.3% of total net assets.
(c)	All or a portion of this security is on loan.
(d)	Rate indicated is the seven-day yield as of July 31, 2021.
(e)	Non-income producing security.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2021
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
Best Buy Co, Inc.	August 2021	125.00	276	(3,450,000)	$(6,348)
BP Plc	August 2021	26.00	3,700	(9,620,000)	(29,600)
Cardinal Health, Inc.	August 2021	62.00	400	(2,480,000)	(22,000)
Citizens Financial Group, Inc.	August 2021	45.00	885	(3,982,500)	(28,320)
Citizens Financial Group, Inc.	August 2021	47.50	700	(3,325,000)	(7,000)
Energy Transfer LP	August 2021	10.00	21	(21,000)	(336)
EOG Resources, Inc.	August 2021	77.00	300	(2,310,000)	(20,100)
Ford Motor Co.	August 2021	16.00	1,453	(2,324,800)	(11,624)
Lamar Advertising Co. - Class A	August 2021	110.00	170	(1,870,000)	(30,600)
OneMain Holdings, Inc.	August 2021	65.00	300	(1,950,000)	(10,500)
					(166,428)

Total Value of Options Written (Premiums received $354,259)					$(166,428)

At July 31, 2021, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$185,035,641	$-	$-	$185,035,641
Master Limited Partnerships	30,930,800	-	-	30,930,800
Real Estate Investment Trusts	30,410,800	-	-	30,410,800
Short-Term Investments (b)	3,035,882	-	-	3,035,882
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	6,934,025
Total Investments in Securities	$249,413,123	$-	$-	$256,347,148
Liabilities
Written Options	$(135,828)	$(30,600)	$-	$(166,428)

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at July 31, 2021.
(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 3 securities during the period ended July 31, 2021